Cover	Dec. 10, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 10, 2024
Entity File Number	333-200624
Entity Registrant Name	TRENDMAKER, INC. LIMITED
Entity Central Index Key	0001613685
Entity Tax Identification Number	80-0979537
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Lot 56935 Jalan 9/8
Entity Address, Address Line Two	Seksyen 9
Entity Address, City or Town	Bandar Baru Bangi
Entity Address, Country	MY
Entity Address, Postal Zip Code	43650
City Area Code	+603
Local Phone Number	89231880
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false